Pioneer Global High Yield Fund

Schedule of Investments | July 31, 2020

Ticker Symbols: Class A PGHYX Class C PGYCX Class Y GHYYX

	Shares						Value
		UNAFFILIATED ISSUERS - 97.0%
		COMMON STOCKS - 0.1% of Net Assets
		Construction & Engineering - 0.0%†
	6,013,974(a)	Abengoa SA, Class B					$43,939
		Total Construction & Engineering					$43,939
		Household Durables - 0.0%†
	1,443,476(a)	Desarrolladora Homex SAB de CV					$3,247
		Total Household Durables					$3,247
		Oil, Gas & Consumable Fuels - 0.1%
	25	Amplify Energy Corp.					$30
	5,735,146^+(a)	Ascent CNR Corp.					172,054
		Total Oil, Gas & Consumable Fuels					$172,084
		Paper & Forest Products - 0.0%†
	459,481(a)	Emerald Plantation Holdings, Ltd.					$9,190
		Total Paper & Forest Products					$9,190
		TOTAL COMMON STOCKS
		(Cost $4,810,205)					$228,460
	Principal Amount USD ($)						Value
		ASSET BACKED SECURITY - 0.2% of Net Assets
	450,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)					$451,496
		TOTAL ASSET BACKED SECURITY
		(Cost $450,000)					$451,496
		COMMERCIAL MORTGAGE-BACKED SECURITY - 0.3% of Net Assets
	828,069(b)	Banc of America Commercial Mortgage Trust, Series 2007-4, Class H, 5.865%, 2/10/51 (144A)					$753,824
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY
		(Cost $815,067)					$753,824
		CONVERTIBLE CORPORATE BONDS - 2.9% of Net Assets
		Airlines - 0.5%
	652,000	Air Canada, 4.0%, 7/1/25 (144A)					$678,080
	210,000	GOL Equity Finance SA, 3.75%, 7/15/24 (144A)					113,531
	426,000	Southwest Airlines Co., 1.25%, 5/1/25					493,799
		Total Airlines					$1,285,410
		Banks - 0.1%
IDR	11,178,198,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22					$76,563
		Total Banks					$76,563
		Biotechnology - 0.7%
	628,000	Exact Sciences Corp., 0.375%, 3/1/28					$643,430
	893,000	Insmed, Inc., 1.75%, 1/15/25					862,267
		Total Biotechnology					$1,505,697
		Computers - 0.2%
	473,000	Pure Storage, Inc., 0.125%, 4/15/23					$473,471
		Total Computers					$473,471
		Healthcare-Products - 0.2%
	425,000	Integra LifeSciences Holdings Corp., 0.5%, 8/15/25 (144A)					$394,702
		Total Healthcare-Products					$394,702
		Internet - 0.3%
	504,000	Zendesk, Inc., 0.625%, 6/15/25 (144A)					$567,960
		Total Internet					$567,960
		Leisure Time - 0.1%
	315,000	Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23 (144A)					$298,732
		Total Leisure Time					$298,732
		Media - 0.1%
	370,000	DISH Network Corp., 3.375%, 8/15/26					$340,633
		Total Media					$340,633
		Pharmaceuticals - 0.4%
	455,000	Revance Therapeutics, Inc., 1.75%, 2/15/27 (144A)					$437,239
	523,000	Tricida, Inc., 3.5%, 5/15/27 (144A)					358,250
		Total Pharmaceuticals					$795,489
		Transportation - 0.3%
	875,000	Golar LNG, Ltd., 2.75%, 2/15/22					$713,118
		Total Transportation					$713,118
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $7,418,721)					$6,451,775
		CORPORATE BONDS - 78.0% of Net Assets
		Advertising - 1.7%
	200,000	Clear Channel International BV, 6.625%, 8/1/25 (144A)					$204,500
	195,000	Lamar Media Corp., 4.0%, 2/15/30 (144A)					196,950
	220,000	Lamar Media Corp., 4.875%, 1/15/29 (144A)					230,450
	2,280,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)					2,160,300
	237,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24					239,370
	720,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)					730,800
		Total Advertising					$3,762,370
		Aerospace & Defense - 0.6%
	593,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)					$471,435
	780,000	Howmet Aerospace, Inc., 6.875%, 5/1/25					885,815
		Total Aerospace & Defense					$1,357,250
	Principal Amount USD ($)						Value
		Agriculture - 0.6%
	1,295,000	Kernel Holding SA, 6.5%, 10/17/24 (144A)					$1,282,698
		Total Agriculture					$1,282,698
		Airlines - 1.3%
	765,000	Aerovias de Mexico SA de CV, 7.0%, 2/5/25 (144A)					$170,212
	955,000	Delta Air Lines, Inc., 3.75%, 10/28/29					778,675
	220,000	Delta Air Lines, Inc., 7.375%, 1/15/26					218,090
	875,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)					905,625
EUR	1,000,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)					804,119
		Total Airlines					$2,876,721
		Apparel - 0.2%
	400,000	Wolverine World Wide, Inc., 6.375%, 5/15/25 (144A)					$420,500
		Total Apparel					$420,500
		Auto Manufacturers - 2.4%
	870,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27					$853,687
	710,000	Ford Motor Credit Co. LLC, 4.134%, 8/4/25					727,679
	375,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26					386,250
	240,000	Ford Motor Credit Co. LLC, 5.113%, 5/3/29					256,728
	494,000	General Motors Co., 6.125%, 10/1/25					577,421
	1,495,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)					1,577,225
	770,000	Navistar International Corp., 9.5%, 5/1/25 (144A)					878,763
		Total Auto Manufacturers					$5,257,753
		Auto Parts & Equipment - 1.6%
	809,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26					$815,375
	1,193,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)					1,172,122
EUR	770,000	Garrett LX I S.a.r.l./Garrett Borrowing LLC, 5.125%, 10/15/26 (144A)					768,994
	755,000	Goodyear Tire & Rubber Co., 9.5%, 5/31/25					851,731
		Total Auto Parts & Equipment					$3,608,222
		Banks - 5.8%
	1,150,000	Akbank TAS, 5.125%, 3/31/25					$1,063,081
	420,000	Akbank TAS, 6.8%, 2/6/26 (144A)					411,873
	1,300,000(b)(c)	Alfa Bank AO Via Alfa Bond Issuance Plc, 8.0% (5 Year USD Swap Rate + 666 bps)					1,306,565
ARS	8,000,000(d)	Banco de la Ciudad de Buenos Aires, 33.336% (BADLARPP + 399 bps), 12/5/22					74,839
	1,026,000(b)(c)	Banco Mercantil del Norte SA, 6.75% (5 Year CMT Index + 497 bps) (144A)					977,265
	380,000(b)(c)	Banco Mercantil del Norte SA, 8.375% (5 Year CMT Index + 776 bps) (144A)					383,914
	795,000	Banco Votorantim SA, 4.375%, 7/29/25 (144A)					797,385
	542,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)					552,162
	625,000(b)(c)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)					600,781
	1,953,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)					1,923,705
	1,392,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)					1,388,520
	750,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)					770,625
	875,000(b)(c)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)					846,650
	1,122,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)					1,071,510
	750,000(b)(c)	Sovcombank Via SovCom Capital DAC, 7.75% (5 Year CMT Index + 638 bps) (144A)					687,789
	9,000(b)	Turkiye Vakiflar Bankasi TAO, 8.0% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)					8,271
		Total Banks					$12,864,935
		Building Materials - 1.6%
	150,000	Forterra Finance LLC/FRTA Finance Corp., 6.5%, 7/15/25 (144A)					$159,000
	575,000	JELD-WEN, Inc., 6.25%, 5/15/25 (144A)					615,250
	1,090,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)					1,160,022
	520,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)					561,600
	1,173,000	Summit Materials LLC/Summit Materials Finance Corp., 5.125%, 6/1/25 (144A)					1,199,393
	45,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)					46,688
		Total Building Materials					$3,741,953
		Chemicals - 1.9%
	500,000	Olin Corp., 9.5%, 6/1/25 (144A)					$570,000
	1,218,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)					1,196,685
EUR	430,000	Synthomer Plc, 3.875%, 7/1/25 (144A)					520,408
	800,000	Tronox, Inc., 6.5%, 5/1/25 (144A)					853,936
	1,100,000	Tronox, Inc., 6.5%, 4/15/26 (144A)					1,102,750
		Total Chemicals					$4,243,779
		Coal - 0.6%
	1,420,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)					$1,306,400
		Total Coal					$1,306,400
		Commercial Services - 4.9%
	505,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)					$540,350
	1,345,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)					1,494,994
	680,000	APX Group, Inc., 6.75%, 2/15/27 (144A)					677,960
	735,000	Brink’s Co., 5.5%, 7/15/25 (144A)					780,937
	2,308,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)					2,515,720
	200,000	Herc Holdings, Inc., 5.5%, 7/15/27 (144A)					211,500
EUR	325,000	Kapla Holding SAS, 3.375%, 12/15/26 (144A)					354,256
EUR	705,000	Loxam SAS, 6.0%, 4/15/25 (144A)					767,634
	335,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)					360,125
	915,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)					1,015,650
	1,480,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)					1,542,900
	Principal Amount USD ($)						Value
		Commercial Services - (continued)
	925,000	Sotheby’s, 7.375%, 10/15/27 (144A)					$934,250
		Total Commercial Services					$11,196,276
		Computers - 0.1%
	110,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)					$116,358
	110,000	NCR Corp., 8.125%, 4/15/25 (144A)					122,067
		Total Computers					$238,425
		Diversified Financial Services - 2.4%
	1,765,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)					$1,181,447
	2,615,000	Financiera Independencia SAB de CV SOFOM ENR, 8.0%, 7/19/24 (144A)					1,838,868
	1,280,000(e)	Global Aircraft Leasing Co., Ltd., 6.5% (7.25% PIK 6.5% cash), 9/15/24 (144A)					796,800
	365,000	OneMain Finance Corp., 8.875%, 6/1/25					411,538
	1,416,000	Unifin Financiera SAB de CV, 8.375%, 1/27/28 (144A)					1,072,620
		Total Diversified Financial Services					$5,301,273
		Electric - 2.4%
	470,000	Calpine Corp., 4.625%, 2/1/29 (144A)					$474,691
	470,000	Calpine Corp., 5.0%, 2/1/31 (144A)					481,694
	1,150,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)					1,290,886
	335,000	Clearway Energy Operating LLC, 4.75%, 3/15/28 (144A)					358,031
	587,000	Clearway Energy Operating LLC, 5.75%, 10/15/25					626,622
	1,120,000	Pampa Energia SA, 7.5%, 1/24/27 (144A)					960,400
	140,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)					148,400
	970,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)					1,013,650
		Total Electric					$5,354,374
		Electrical Components & Equipment - 1.2%
EUR	395,000	Belden, Inc., 3.375%, 7/15/27 (144A)					$454,995
EUR	1,052,000	Belden, Inc., 3.875%, 3/15/28 (144A)					1,226,065
	684,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)					733,658
	335,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)					365,988
		Total Electrical Components & Equipment					$2,780,706
		Engineering & Construction - 1.7%
	995,000	IHS Netherlands Holdco BV, 7.125%, 3/18/25 (144A)					$1,007,637
	800,000	IHS Netherlands Holdco BV, 8.0%, 9/18/27 (144A)					814,000
	1,595,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)					1,689,504
	953,454(f)	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)					309,873
		Total Engineering & Construction					$3,821,014
		Entertainment - 3.6%
GBP	1,750,000	AMC Entertainment Holdings, Inc., 6.375%, 11/15/24					$671,342
	1,330,000	Codere Finance 2 Luxembourg SA, 7.625%, 11/1/21 (144A)					819,174
	690,000	Colt Merger Sub, Inc., 8.125%, 7/1/27 (144A)					702,937
	1,373,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)					1,356,126
EUR	1,171,000	International Game Technology Plc, 2.375%, 4/15/28 (144A)					1,214,538
EUR	524,000	Scientific Games International, Inc., 3.375%, 2/15/26 (144A)					572,282
EUR	712,000	Scientific Games International, Inc., 5.5%, 2/15/26 (144A)					694,709
	955,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)					878,600
	955,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)					873,825
	344,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)					344,547
		Total Entertainment					$8,128,080
		Environmental Control - 0.8%
	957,000	Covanta Holding Corp., 6.0%, 1/1/27					$990,495
	1,081,000	Tervita Corp., 7.625%, 12/1/21 (144A)					853,990
		Total Environmental Control					$1,844,485
		Food - 2.4%
	875,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)					$857,500
	500,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)					558,750
	505,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)					571,913
	1,616,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)					1,684,680
	1,250,000	Nova Austral SA, 8.25%, 5/26/21 (144A)					462,500
EUR	655,000	Quatrim SASU, 5.875%, 1/15/24 (144A)					769,922
	555,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)					557,775
		Total Food					$5,463,040
		Forest Products & Paper - 0.6%
	735,000	Mercer International, Inc., 7.375%, 1/15/25					$740,513
	609,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)					646,533
		Total Forest Products & Paper					$1,387,046
		Healthcare-Services - 1.6%
	168,000	Select Medical Corp., 6.25%, 8/15/26 (144A)					$181,020
	1,484,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)					1,573,485
	786,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)					837,090
	850,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)					862,750
		Total Healthcare-Services					$3,454,345
		Holding Companies-Diversified - 0.7%
	1,680,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)					$1,512,000
		Total Holding Companies-Diversified					$1,512,000
		Home Builders - 2.5%
	575,000	Beazer Homes USA, Inc., 5.875%, 10/15/27					$577,294
	579,000	Beazer Homes USA, Inc., 6.75%, 3/15/25					596,370
	Principal Amount USD ($)						Value
		Home Builders - (continued)
	155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29					$166,662
	300,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30 (144A)					272,250
	659,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 9/15/27 (144A)					659,000
	637,000	KB Home, 6.875%, 6/15/27					719,810
	550,000	M/I Homes, Inc., 4.95%, 2/1/28					565,125
	1,259,000	Taylor Morrison Communities, Inc., 5.875%, 6/15/27 (144A)					1,391,195
	630,000	TRI Pointe Group, Inc., 5.7%, 6/15/28					693,000
	150,000	Winnebago Industries, Inc., 6.25%, 7/15/28 (144A)					158,625
		Total Home Builders					$5,799,331
		Home Furnishings - 0.7%
EUR	1,485,000	International Design Group S.p.A., 6.5%, 11/15/25 (144A)					$1,611,694
		Total Home Furnishings					$1,611,694
		Housewares - 0.1%
	160,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)					$171,200
		Total Housewares					$171,200
		Insurance - 0.3%
GBP	585,000	Galaxy Bidco, Ltd., 6.5%, 7/31/26 (144A)					$778,271
		Total Insurance					$778,271
		Internet - 0.9%
	300,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)					$327,874
	150,000	Expedia Group, Inc., 7.0%, 5/1/25 (144A)					162,393
EUR	1,250,000	Netflix, Inc., 3.875%, 11/15/29 (144A)					1,634,176
		Total Internet					$2,124,443
		Iron & Steel - 2.6%
	620,000	Big River Steel LLC/BRS Finance Corp., 7.25%, 9/1/25 (144A)					$625,816
	1,050,000	Carpenter Technology Corp., 6.375%, 7/15/28					1,102,919
	1,397,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)					1,403,985
	160,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)					174,800
	473,000	Metinvest BV, 7.75%, 4/23/23 (144A)					465,120
	2,165,000	Metinvest BV, 7.75%, 10/17/29 (144A)					1,996,130
		Total Iron & Steel					$5,768,770
		Leisure Time - 0.7%
	180,000	Carnival Corp., 10.5%, 2/1/26 (144A)					$186,300
	175,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)					178,938
	407,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)					448,503
	817,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)					537,177
		Total Leisure Time					$1,350,918
		Lodging - 1.7%
	560,000	Boyd Gaming Corp., 8.625%, 6/1/25 (144A)					$617,333
	590,000	Grupo Posadas SAB de CV, 7.875%, 6/30/22 (144A)					258,184
	135,000	Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25 (144A)					141,143
	205,000	Hyatt Hotels Corp., 4.375%, 9/15/28					209,335
	525,000	Hyatt Hotels Corp., 5.375%, 4/23/25					564,097
	285,000	Marriott International, Inc., 4.625%, 6/15/30					305,455
	210,000	Marriott International, Inc., 5.75%, 5/1/25					233,273
	1,231,000	Station Casinos LLC, 4.5%, 2/15/28 (144A)					1,101,745
	455,000	Wyndham Destinations, Inc., 6.625%, 7/31/26 (144A)					471,871
		Total Lodging					$3,902,436
		Machinery-Diversified - 1.0%
	650,000	Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/24 (144A)					$636,187
EUR	1,317,000	Platin 1426 GmbH, 5.375%, 6/15/23 (144A)					1,474,898
		Total Machinery-Diversified					$2,111,085
		Media - 2.2%
	650,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)					$689,609
	2,233,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)					1,222,567
	597,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)					617,668
EUR	575,000	Virgin Media Finance Plc, 3.75%, 7/15/30 (144A)					663,181
GBP	750,000	Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28 (144A)					1,000,731
EUR	855,000	Ziggo Bond Co. BV, 3.375%, 2/28/30 (144A)					960,766
		Total Media					$5,154,522
		Mining - 1.5%
	705,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)					$706,903
	200,000	First Quantum Minerals, Ltd., 7.5%, 4/1/25 (144A)					202,000
	815,000	Hecla Mining Co., 7.25%, 2/15/28					865,938
	715,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)					778,814
	900,000	Novelis Corp., 5.875%, 9/30/26 (144A)					960,219
		Total Mining					$3,513,874
		Miscellaneous Manufacturers - 0.0%†
	87,000	Koppers, Inc., 6.0%, 2/15/25 (144A)					$89,610
		Total Miscellaneous Manufacturers					$89,610
		Oil & Gas - 6.2%
	594,000	Aker BP ASA, 3.75%, 1/15/30 (144A)					$588,819
	1,694,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)					876,645
	870,000	Cenovus Energy, Inc., 5.375%, 7/15/25					870,149
	905,000	Cenovus Energy, Inc., 6.75%, 11/15/39					944,249
	Principal Amount USD ($)						Value
		Oil & Gas - (continued)
	901,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)					$868,285
	645,000	Medco Oak Tree Pte, Ltd., 7.375%, 5/14/26 (144A)					635,917
	588,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)					560,070
	1,100,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)					979,000
	1,260,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)					1,102,500
	1,405,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28 (144A)					1,126,389
	480,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)					536,390
	1,523,000	SEPLAT Petroleum Development Co. Plc, 9.25%, 4/1/23 (144A)					1,534,483
	1,820,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)					691,600
	230,000	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)					201,825
	1,165,000	Transocean, Inc., 7.25%, 11/1/25 (144A)					570,850
	472,000	Transocean, Inc., 8.0%, 2/1/27 (144A)					230,242
	1,800,000	YPF SA, 6.95%, 7/21/27 (144A)					1,345,500
ARS	22,125,000	YPF SA, 16.5%, 5/9/22 (144A)					198,870
		Total Oil & Gas					$13,861,783
		Oil & Gas Services - 1.2%
	555,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)					$560,550
	875,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)					895,527
	788,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25					667,830
	1,558,000	FTS International, Inc., 6.25%, 5/1/22					440,135
	770,000	SESI LLC, 7.75%, 9/15/24					281,050
		Total Oil & Gas Services					$2,845,092
		Packaging & Containers - 1.2%
EUR	340,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 2.125%, 8/15/26 (144A)					$390,759
	995,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 5.25%, 8/15/27 (144A)					1,041,536
	1,045,000	Greif, Inc., 6.5%, 3/1/27 (144A)					1,110,313
		Total Packaging & Containers					$2,542,608
		Pharmaceuticals - 3.3%
	555,000	Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)					$557,764
	390,000	Bausch Health Cos., Inc., 5.25%, 1/30/30 (144A)					398,287
EUR	935,000	Cheplapharm Arzneimittel GmbH, 3.5%, 2/11/27 (144A)					1,084,836
	368,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 6/30/28 (144A)					280,600
	241,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.5%, 7/31/27 (144A)					259,376
	1,008,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)					1,072,139
EUR	1,315,000	Rossini S.a.r.l., 6.75%, 10/30/25 (144A)					1,653,078
EUR	1,820,000	Teva Pharmaceutical Finance Netherlands II BV, 1.625%, 10/15/28					1,782,021
EUR	255,000	Teva Pharmaceutical Finance Netherlands II BV, 6.0%, 1/31/25 (144A)					320,775
	190,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23					184,262
		Total Pharmaceuticals					$7,593,138
		Pipelines - 3.0%
	1,600,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)					$1,488,000
	783,000	DCP Midstream Operating LP, 5.6%, 4/1/44					684,898
	1,500,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25					1,363,125
	1,415,000(b)(c)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)					1,176,219
	810,000	EnLink Midstream Partners LP, 4.15%, 6/1/25					648,972
	1,058,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23					1,042,342
	327,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27					316,373
		Total Pipelines					$6,719,929
		REITs - 1.1%
	735,000	iStar, Inc., 4.25%, 8/1/25					$706,519
	1,325,000	iStar, Inc., 4.75%, 10/1/24					1,308,438
	531,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)					558,878
		Total REITs					$2,573,835
		Retail - 1.9%
	970,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)					$906,950
	130,000	Abercrombie & Fitch Management Co., 8.75%, 7/15/25 (144A)					129,675
	387,000	Asbury Automotive Group, Inc., 4.5%, 3/1/28 (144A)					396,818
	2,225,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)					2,101,913
	230,000	QVC, Inc., 4.75%, 2/15/27					235,750
	557,000	Staples, Inc., 7.5%, 4/15/26 (144A)					488,656
		Total Retail					$4,259,762
		Software - 0.1%
	170,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 1/31/26 (144A)					$176,213
	119,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)					124,355
		Total Software					$300,568
		Sovereign - 0.1%
	313,568(g)	Ecuador Social Bond S.a.r.l, 1/30/35 (144A)					$194,412
		Total Sovereign					$194,412
		Telecommunications - 3.3%
	1,065,000	Altice France Holding SA, 6.0%, 2/15/28 (144A)					$1,063,711
	775,000	CenturyLink, Inc., 4.0%, 2/15/27 (144A)					809,441
	400,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)					408,680
	1,365,820	Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24 (144A)					1,374,356
	691,796(e)	Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 13.0% (7.0% PIK 6.0% cash), 12/31/25 (144A)					622,616
	Principal Amount USD ($)						Value
		Telecommunications - (continued)
	1,810,000	Kenbourne Invest SA, 6.875%, 11/26/24 (144A)					$1,847,322
	1,033,000	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)					1,137,075
		Total Telecommunications					$7,263,201
		Transportation - 1.5%
	1,000,000(d)	Golar LNG Partners LP, 8.394% (3 Month USD LIBOR + 810 bps), 11/15/22 (144A)					$800,000
	1,670,000	Hidrovias International Finance S.a.r.l., 5.95%, 1/24/25 (144A)					1,699,242
	795,000	Watco Cos LLC/Watco Finance Corp., 6.5%, 6/15/27 (144A)					848,663
		Total Transportation					$3,347,905
		Trucking & Leasing - 0.2%
	435,000	Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)					$449,138
		Total Trucking & Leasing					$449,138
		TOTAL CORPORATE BONDS
		(Cost $187,677,776)					$175,531,170
		FOREIGN GOVERNMENT BONDS - 6.3% of Net Assets
		Angola - 0.4%
	1,132,000	Angolan Government International Bond, 8.25%, 5/9/28 (144A)					$956,540
		Total Angola					$956,540
		Argentina - 1.6%
	1,850,000(f)	Argentine Republic Government International Bond, 7.5%, 4/22/26					$795,500
	2,000,000	Ciudad Autonoma De Buenos Aires, 7.5%, 6/1/27 (144A)					1,750,000
	292,804	Province of Salta Argentina, 9.5%, 3/16/22 (144A)					258,269
	1,840,000	Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (144A)					883,200
		Total Argentina					$3,686,969
		Bahrain - 0.5%
	335,000	Bahrain Government International Bond, 5.625%, 9/30/31 (144A)					$338,350
	780,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)					871,999
		Total Bahrain					$1,210,349
		Egypt - 0.7%
	908,000	Egypt Government International Bond, 7.6%, 3/1/29 (144A)					$925,501
	650,000	Egypt Government International Bond, 8.875%, 5/29/50 (144A)					649,870
		Total Egypt					$1,575,371
		Gabon - 0.2%
	335,000	Gabon Government International Bond, 6.625%, 2/6/31 (144A)					$317,951
		Total Gabon					$317,951
		Ghana - 0.6%
	385,000	Ghana Government International Bond, 7.875%, 2/11/35 (144A)					$340,879
	1,000,000	Ghana Government International Bond, 8.627%, 6/16/49					885,000
		Total Ghana					$1,225,879
		Ivory Coast - 0.2%
EUR	495,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)					$541,251
		Total Ivory Coast					$541,251
		Tunisia - 0.5%
EUR	997,000	Banque Centrale de Tunisie International Bond, 6.375%, 7/15/26 (144A)					$1,050,682
		Total Tunisia					$1,050,682
		Turkey - 0.8%
	1,145,000	Turkey Government International Bond, 3.25%, 3/23/23					$1,059,125
	721,000	Turkey Government International Bond, 5.6%, 11/14/24					685,995
		Total Turkey					$1,745,120
		Ukraine - 0.8%
EUR	855,000	Ukraine Government International Bond, 4.375%, 1/27/30 (144A)					$844,775
	875,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)					941,413
		Total Ukraine					$1,786,188
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $16,739,544)					$14,096,300
		INSURANCE-LINKED SECURITIES - 2.0% of Net Assets(h)
		Event Linked Bonds - 0.3%
		Earthquakes - Peru - 0.1%
	175,000(d)	International Bank for Reconstruction & Development, 6.192% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)					$172,795
		Multiperil - U.S. - 0.2%
	500,000(d)	Caelus Re V, 0.586% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)					$44
	250,000(d)	Caelus Re V, 7.24% (3 Month U.S. Treasury Bill + 724 bps), 6/7/21 (144A)					230,525
	250,000(d)	Tailwind Re 2017-1, 11.146% (3 Month U.S. Treasury Bill + 1,106 bps), 1/8/22 (144A)					246,925
							$477,494
		Total Event Linked Bonds					$650,289
	Face Amount USD ($)						Value
		Collateralized Reinsurance - 0.5%
		Multiperil – U.S. - 0.1%
	250,000+(a)(i)	Dingle Re 2019, 2/1/21					$255,132
							$255,132
		Multiperil - Worldwide - 0.3%
	600,000+(a)(i)	Cypress Re 2017, 1/10/21					$10,920
	462,359+(a)(i)	Dartmouth Re 2018, 1/15/21					109,672
	Face Amount USD ($)						Value
		Multiperil - Worldwide - (continued)
	115,581+(a)(i)	Dartmouth Re 2019, 1/31/21					$26,179
	389,876+(a)(i)	Gloucester Re 2018, 2/28/21					68,618
	12,000+(i)	Limestone Re, 8/31/21					35
	12,000+(i)	Limestone Re 2016-1, 8/31/21 (144A)					35
	277,770+(a)(i)	Oyster Bay Re 2018, 1/15/21					252,104
	400,000+(a)(i)	Resilience Re, 4/6/21					40
	283,700+(a)(i)	Seminole Re 2018, 1/15/21					32,066
	276,582+(a)(i)	Walton Health Re 2018, 6/15/21					131,376
							$631,045
		Windstorm - Florida - 0.1%
	250,000+(a)(i)	Formby Re 2018, 2/28/21					$47,130
	300,000+(a)(i)	Portrush Re 2017, 6/15/21					191,430
							$238,560
		Windstorm - U.S. Regional - 0.0%†
	250,000+(a)(i)	Oakmont Re 2017, 4/30/21					$7,350
		Total Collateralized Reinsurance					$1,132,087
		Reinsurance Sidecars - 1.2%
		Multiperil - U.S. - 0.1%
	2,600,000+(a)(i)	Carnoustie Re 2016, 11/30/20					$70,200
	800,000+(a)(i)	Carnoustie Re 2017, 12/31/17					105,440
	250,000+(i)	Carnoustie Re 2018, 12/31/21					2,800
	1,000,000+(a)(j)	Harambee Re 2018, 12/31/21					36,000
	695,349+(j)	Harambee Re 2019, 12/31/22					14,463
							$228,903
		Multiperil - Worldwide - 1.1%
	3,037+(j)	Alturas Re 2019-2, 3/10/22					$27,430
	1,300,000+(a)(i)	Arlington Re 2015, 2/1/21					63,180
	490,000+(a)(i)	Artex Sac, Ltd. Bantry Re, 2016, 3/31/21					39,494
	300,000+(a)(i)	Bantry Re 2017, 3/31/21					70,830
	250,000+(a)(i)	Bantry Re 2018, 12/31/21					2,850
	250,000+(i)	Bantry Re 2019, 12/31/22					8,491
	1,422,258+(a)(i)	Berwick Re 2018-1, 12/31/21					173,089
	556,791+(a)(i)	Berwick Re 2019-1, 12/31/22					600,897
	250,000+(j)	Blue Lotus Re 2018, 12/31/21					15,550
	12,500+(i)	Eden Re II, 3/22/22 (144A)					8,138
	22,500+(i)	Eden Re II, 3/22/22 (144A)					14,112
	1,600,000+(a)(i)	Gleneagles Re 2016, 11/30/20					49,920
	250,000+(a)(i)	Gleneagles Re 2018, 12/31/21					29,575
	450,000+(a)(j)	Lorenz Re 2018, 7/1/21					19,665
	231,508+(a)(j)	Lorenz Re 2019, 6/30/22					183,215
	600,000+(a)(i)	Merion Re 2018-2, 12/31/21					653,640
	3,900,000+(a)(i)	Pangaea Re 2015-1, 2/28/21					5,102
	3,500,000+(i)	Pangaea Re 2016-1, 11/30/20					7,769
	1,000,000+(i)	Pangaea Re 2016-2, 11/30/20					2,976
	300,000+(a)(i)	Pangaea Re 2018-1, 12/31/21					17,640
	300,000+(a)(i)	Pangaea Re 2018-3, 7/1/22					6,223
	245,774+(a)(i)	Pangaea Re 2019-1, 2/1/23					5,121
	220,594+(a)(i)	Pangaea Re 2019-3, 7/1/23					221,911
	500,000+(a)(i)	St. Andrews Re 2017-1, 2/1/21					33,900
	521,395+(a)(i)	St. Andrews Re 2017-4, 6/1/21					51,305
	250,000+(a)(j)	Thopas Re 2018, 12/31/21					–
	250,000+(a)(j)	Thopas Re 2019, 12/31/22					44,650
	600,000(a)(i)	Versutus Re 2017, 11/30/21					–
	300,000+(a)(i)	Versutus Re 2018, 12/31/21					–
	264,763+(i)	Versutus Re 2019-A, 12/31/21					12,894
	35,236+(i)	Versutus Re 2019-B, 12/31/21					1,716
	250,000+(a)(j)	Viribus Re 2018, 12/31/21					10,125
	106,153+(j)	Viribus Re 2019, 12/31/22					4,172
	253,645+(a)(i)	Woburn Re 2018, 12/31/21					26,136
	244,914+(a)(i)	Woburn Re 2019, 12/31/22					114,628
							$2,526,344
		Total Reinsurance Sidecars					$2,755,247
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $5,419,723)					$4,537,623
	Principal Amount USD ($)						Value
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.7% of Net Assets*(d)
		Automobile - 0.2%
	530,000(k)	Trico Group LLC, Term Loan B (LIBOR + 750 bps), 2/2/24					$510,125
		Total Automobile					$510,125
		Diversified & Conglomerate Service - 0.8%
	818,125	DynCorp International, Inc., Term Loan, 7.0% (LIBOR + 600 bps), 8/18/25					$793,581
	1,078,427	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24					860,944
		Total Diversified & Conglomerate Service					$1,654,525
	Principal Amount USD ($)						Value
		Healthcare, Education & Childcare - 0.4%
	639,828	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 10/24/23					$463,875
	319,200	Surgery Center Holdings, Inc., 2020 Incremental Term Loan, 9.0% (LIBOR + 800 bps), 9/3/24					324,387
		Total Healthcare, Education & Childcare					$788,262
		Machinery - 0.5%
	1,575,030	Shape Technologies Group, Inc., Initial Term Loan, 3.176% (LIBOR + 300 bps), 4/21/25					$1,185,210
		Total Machinery					$1,185,210
		Media - 0.3%
	818,813	Diamond Sports Group LLC, Term Loan, 3.42% (LIBOR + 325 bps), 8/24/26					$662,215
		Total Media					$662,215
		Securities & Trusts - 0.4%
	1,030,100	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25					$965,719
		Total Securities & Trusts					$965,719
		Utilities - 0.1%
	315,000	PG&E Corp., Term Loan, 5.5% (LIBOR + 450 bps), 6/23/25					$312,637
		Total Utilities					$312,637
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $6,745,246)					$6,078,693
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.5% of Net Assets
	5,000,000(g)	U.S. Treasury Bills, 8/18/20					$4,999,813
	5,000,000(g)	U.S. Treasury Bills, 8/27/20					4,999,675
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $9,999,282)					$9,999,488
	Shares						Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Metals & Mining - 0.0%†
	318,254(l)	ANR, Inc., 3/31/23					$796
		Total Metals & Mining					$796
		Oil, Gas & Consumable Fuels - 0.0%†
	61(a)(m)	Contura Energy, Inc., 7/26/23					$6
		Total Oil, Gas & Consumable Fuels					$6
		TOTAL RIGHTS/WARRANTS
		(Cost $36,831)					$802
	Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
		OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%
	297,012^(n)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN –	MXN –(p)	10/23/22	$–
	297,012^(o)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN –	MXN –(p)	10/23/22	–
							$–
		TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
		(Premiums paid $0)					$–
		OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.0%†
	3,850,000	Put EUR Call USD	Bank of America NA	EUR 31,009	EUR 1.13	12/18/20	$22,575
	3,910,000	Put EUR Call USD	Bank of America NA	USD 60,901	USD 1.11	3/8/21	21,798
	1,973,500	Put EUR Call USD	Bank of America NA	EUR 32,660	EUR 1.11	6/4/21	17,493
							$61,866
		TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
		(Premiums paid $124,570)					$61,866
		TOTAL OPTIONS PURCHASED
		(Premiums paid $124,570)					$61,866
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.0%
		(Cost $240,236,965)					$218,191,497
	Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
		OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.0)%†
	(3,910,000)	Call EUR Put USD	Bank of America NA	EUR 60,901	EUR 1.20	3/8/21	$(71,084)
	(1,973,500)	Call EUR Put USD	Bank of America NA	EUR 32,660	EUR 1.17	6/4/21	(78,809)
	(3,850,000)	Call EUR Put USD	Bank of America NA	EUR 31,009	EUR 1.20	12/18/20	(67,612)
							$(217,505)
		TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
		(Premiums received $(124,570))					$(217,505)
		OTHER ASSETS AND LIABILITIES - 3.0%					$6,641,483
		NET ASSETS - 100.0%					$224,615,475

BADLARPP	Argentine Deposit Rate Badlar Private Banks 30 – 35 Days.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2020, the value of these securities amounted to $156,578,603, or 69.7% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2020.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2020.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2020.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Security is in default.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$ 3,037	$ 27,430
Arlington Re 2015	6/1/2015	-	63,180
Artex Sac, Ltd. Bantry Re	2/6/2019	39,494	39,494
Bantry Re 2017	2/6/2019	70,837	70,830
Bantry Re 2018	2/6/2019	2,845	2,850
Bantry Re 2019	2/1/2019	-	8,491
Berwick Re 2018-1	1/10/2018	270,961	173,089
Berwick Re 2019-1	12/31/2018	556,791	600,897
Blue Lotus Re 2018	12/20/2017	-	15,550
Caelus Re V	5/4/2018	250,000	230,525
Caelus Re V	4/27/2017	500,000	44
Carnoustie Re 2016	12/31/2015	-	70,200
Carnoustie Re 2017	1/5/2017	190,205	105,440
Carnoustie Re 2018	1/18/2018	-	2,800
Cypress Re 2017	1/24/2017	2,017	10,920
Dartmouth Re 2018	1/18/2018	199,876	109,672
Dartmouth Re 2019	1/18/2019	1,993	26,179
Dingle Re 2019	3/4/2019	227,973	255,132
Eden Re II	1/23/2018	520	14,112
Eden Re II	12/15/2017	747	8,138
Formby Re 2018	7/9/2018	39,914	47,130
Gleneagles Re 2016	1/14/2016	-	49,920
Gleneagles Re 2018	12/27/2017	20,068	29,575
Gloucester Re 2018	1/2/2018	63,180	68,618
Harambee Re 2018	12/19/2017	101,226	36,000
Harambee Re 2019	4/24/2019	-	14,463
International Bank for Reconstruction & Development	2/2/2018	175,000	172,795
Limestone Re	12/15/2016	990	35
Limestone Re 2016-1	12/15/2016	990	35
Lorenz Re 2018	6/26/2018	123,014	19,665
Lorenz Re 2019	7/10/2019	231,508	183,215
Merion Re 2018-2	12/28/2017	600,000	653,640
Oakmont Re 2017	5/10/2017	-	7,350
Oyster Bay Re 2018	1/17/2018	247,921	252,104
Pangaea Re 2015-1	12/30/2014	-	5,102
Pangaea Re 2016-1	12/29/2015	-	7,769
Pangaea Re 2016-2	5/31/2016	-	2,976
Pangaea Re 2018-1	12/26/2017	54,226	17,640
Pangaea Re 2018-3	5/31/2018	72,258	6,223
Pangaea Re 2019-1	1/9/2019	2,580	5,121
Pangaea Re 2019-3	7/25/2019	220,594	221,911
Portrush Re 2017	6/12/2017	230,096	191,430
Resilience Re	4/13/2017	1,307	40
Seminole Re 2018	1/2/2018	27,518	32,066
St. Andrews Re 2017-1	1/5/2017	33,874	33,900
St. Andrews Re 2017-4	3/31/2017	-	51,305
Tailwind Re 2017-1	12/20/2017	250,000	246,925
Thopas Re 2018	12/12/2017	41,893	-
Thopas Re 2019	12/21/2018	49,966	44,650
Versutus Re 2017	1/5/2017	39,744	-
Versutus Re 2018	1/31/2018	10,190	-
Versutus Re 2019-A	1/28/2019	-	12,894
Versutus Re 2019-B	12/24/2018	-	1,716
Viribus Re 2018	12/22/2017	34,112	10,125
Viribus Re 2019	3/25/2019	-	4,172
Restricted Securities	Acquisition date	Cost	Value
Walton Health Re 2018	6/25/2018	$ 226,797	$ 131,376
Woburn Re 2018	3/20/2018	97,282	26,136
Woburn Re 2019	1/30/2019	106,178	114,628
Total Restricted Securities			$ 4,537,623
% of Net assets			2.0%

(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	This term loan will settle after July 31, 2020, at which time the interest rate will be determined.
(l)	ANR, Inc. warrants are exercisable into 318,254 shares.
(m)	Contura Energy, Inc. warrants are exercisable into 61 shares.
(n)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.0 Billion.
(p)	Strike price is 1 Mexican Peso (MXN).

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	611,116	USD	(692,126)	Bank of America NA	8/28/20	$ 28,389
NOK	20,938,362	EUR	(1,948,316)	Bank of America NA	10/6/20	2,737
EUR	6,648,974	USD	(7,616,370)	Bank of New York Mellon Corp.	9/25/20	227,759
USD	547,885	EUR	(472,005)	Goldman Sachs International	9/25/20	(8,963)
NOK	20,938,362	EUR	(1,932,154)	JPMorgan Chase Bank NA	8/4/20	24,422
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$274,344

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Market Value
1,208,300	Markit CDX North America High Yield Index Series 25	Receive	5.00%	12/20/20	$ (5,706)	$ 14,871	$ 9,165
2,879,700	Markit CDX North America High Yield Index Series 26	Receive	5.00%	6/20/21	200,918	(145,274)	55,644
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION					$195,212	$(130,403)	$64,809

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
690,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$ (77,625)	$ (574,006)	$ (651,631)
415,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(50,837)	(341,086)	(391,923)
650,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(79,625)	(534,231)	(613,856)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(208,087)	$(1,449,323)	$(1,657,410)
TOTAL SWAP CONTRACTS						$ (12,875)	$(1,579,726)	$(1,592,601)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

ARS	-	Argentine Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
NOK	-	Norwegian Krone

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Construction & Engineering	$–	$43,939	$–	$43,939
Oil, Gas & Consumable Fuels	30	–	172,054	172,084
Paper & Forest Products	–	9,190	–	9,190
All Other Common Stock	3,247	–	–	3,247
Asset Backed Security	–	451,496	–	451,496
Commercial Mortgage-Backed Security	–	753,824	–	753,824
Convertible Corporate Bonds	–	6,451,775	–	6,451,775
Corporate Bonds	–	175,531,170	–	175,531,170
Foreign Government Bonds	–	14,096,300	–	14,096,300
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.	–	–	255,132	255,132
Multiperil - Worldwide	–	–	631,045	631,045
Windstorm - Florida	–	–	238,560	238,560
Windstorm - U.S. Regional	–	–	7,350	7,350
Reinsurance Sidecars
Multiperil - U.S.	–	–	228,903	228,903
Multiperil - Worldwide	–	–	2,526,344	2,526,344
All Other Insurance-Linked Securities	–	650,289	–	650,289
Senior Secured Floating Rate Loan Interests	–	6,078,693	–	6,078,693
U.S. Government and Agency Obligations	–	9,999,488	–	9,999,488
Rights/Warrants
Metals & Mining	–	796	–	796
Oil, Gas & Consumable Fuels	–	6	–	6
Over The Counter (OTC) Call Option Purchased	–	– *	–	– *
Over The Counter (OTC) Currency Put Option Purchased	–	61,866	–	61,866
Total Investments in Securities	$3,277	$214,128,832	$4,059,388	$218,191,497
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(217,505)	$–	$(217,505)
Net unrealized appreciation on forward foreign currency exchange contracts	–	274,344	–	274,344
Swap contracts, at value	–	(1,592,601)	–	(1,592,601)
Total Other Financial Instruments	$–	$(1,535,762)	$–	$(1,535,762)

* Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Insurance-Linked Securities	Total
Balance as of 10/31/19	$860,272	$8,606,139	$9,466,411
Realized gain (loss)	--	(114,931)	(114,931)
Change in unrealized appreciation (depreciation)	(688,218)	(120,366)	(808,584)
Accrued discounts/premiums	--	--	--
Purchases	--	--	--
Sales	--	(4,483,508)	(4,483,508)
Transfers in to Level 3*	--	--	–
Transfers out of Level 3*	--	--	–
Balance as of 7/31/20	$172,054	$3,887,334	$4,059,388

*	Transfers are calculated on the beginning of period values. For the nine months ended July 31, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2020: $(742,081).